Premises and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,640	$ 10,700	$ 9,580